Convertible Notes And Derivative Liability and Warrants - Schedule of Convertible Notes (Details) - Convertible Notes Payable [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Convertible Notes And Derivative Liability and Warrants - Schedule of Convertible Notes (Details) [Line Items]
Convertible notes issued	$ 4,701,738	$ 3,059,595
Less: Deferred debt issuance cost	(348,316)	(648,232)
Convertible notes, net	4,353,422	2,411,363
Presented as:
Current liability	256,056	82,447
Non-current liability	4,097,366	2,328,916
Convertible notes, net	$ 4,353,422	$ 2,411,363